Pension benefits - Change in Pension Plan Assets (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 33	$ 33	$ 33
Estimated return	1	0	1
Contribution by employer	0	2	6
Administration charges	0	0	0
Benefits paid	(1)	(1)	(2)
Actuarial gain	2	(1)	0
Foreign currency translations	(2)	0	1
Fair value of plan assets at end of year	$ 33	$ 33	$ 39